Supplement to the
Fidelity® Large Cap Growth Index Fund
Institutional Class and Institutional Premium Class
May 31, 2016
STATEMENT OF ADDITIONAL INFORMATION

Robert Regan serves as a portfolio manager of the fund.

Effective July 1, 2016, the following information replaces similar information found in the "Management Contract" section under the heading "Management-Related Expenses".

FMR and the fund on behalf of its Institutional Class have entered into a 6 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Institutional Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Institutional Class to 0.06%. FMR and the fund on behalf of its Institutional Premium Class have entered into a 5 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Institutional Premium Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Institutional Premium Class to 0.05%. These Expense Contracts may not be amended to increase the fees or expenses payable by each class except by a vote of a majority of the Board of Trustees of the Trust. The fund may offer other share classes in the future that may be subject to higher or lower fees and expenses.

The following information supplements similar information found in the "Management Contract" section under the heading "Sub-Advisor – Geode".

Fidelity® Large Cap Growth Index Fund is managed by Geode, a sub-adviser to the fund. Thomas Brussard, Jr. is an assistant portfolio manager of the fund and receives compensation for his services. As of August 31, 2016, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager’s compensation may be deferred based on criteria established by Geode.

The portfolio manager’s base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager’s bonus is the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager’s bonus is linked to Fidelity® Large Cap Growth Index Fund’s relative pre-tax investment performance measured against the Russell 1000® Growth Index. A subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager’s compensation plan can give rise to potential conflicts of interest. The manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing the fund’s investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Brussard as of August 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	29	16	5
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$206,213	$19,166	$1,046
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® Large Cap Growth Index Fund ($13 (in millions) assets managed.

As of August 31, 2016, the dollar range of shares of Fidelity® Large Cap Growth Index Fund beneficially owned by Mr. Brussard was none.

The following information supplements similar information found in the "Management Contract" section under the heading "Sub-Adviser - Geode".

Fidelity® Large Cap Growth Index Fund is managed by Geode, a sub-adviser to the fund. Robert Regan is a portfolio manager of the fund and receives compensation for his services. As of December 31, 2016, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager’s compensation may be deferred based on criteria established by Geode.

The portfolio manager’s base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager’s bonus is the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager’s bonus is linked to Fidelity® Large Cap Growth Index Fund’s relative pre-tax investment performance measured against the Russell 1000® Growth Index. A subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager’s compensation plan can give rise to potential conflicts of interest. The manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing the fund’s investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Regan as of December 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	36	18	5
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$226,649	$21,193	$1,163
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® Large Cap Growth Index Fund ($159 (in millions) assets managed.

As of December 31, 2016, the dollar range of shares of Fidelity® Large Cap Growth Index Fund beneficially owned by Mr. Regan was none.

LC1-IB-17-01 1.9871028.102	February 10, 2017

Supplement to the
Fidelity® Large Cap Growth Index Fund
Investor Class and Premium Class
May 31, 2016
STATEMENT OF ADDITIONAL INFORMATION

Robert Regan serves as a portfolio manager of the fund.

Effective July 1, 2016, the following information replaces similar information found in the "Management Contract" section under the heading "Management-Related Expenses".

FMR and the fund on behalf of its Investor Class have entered into a 21 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Investor Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Investor Class to 0.21%. FMR and the fund on behalf of its Premium Class have entered into a 7 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Premium Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Premium Class to 0.07%. These Expense Contracts may not be amended to increase the fees or expenses payable by each class except by a vote of a majority of the Board of Trustees of the Trust. The fund may offer other share classes in the future that may be subject to higher or lower fees and expenses.

The following information supplements similar information found in the "Management Contract" section under the heading "Sub-Advisor – Geode".

Fidelity® Large Cap Growth Index Fund is managed by Geode, a sub-adviser to the fund. Thomas Brussard, Jr. is an assistant portfolio manager of the fund and receives compensation for his services. As of August 31, 2016, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager’s compensation may be deferred based on criteria established by Geode.

The portfolio manager’s base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager’s bonus is the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager’s bonus is linked to Fidelity® Large Cap Growth Index Fund’s relative pre-tax investment performance measured against the Russell 1000® Growth Index. A subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager’s compensation plan can give rise to potential conflicts of interest. The manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing the fund’s investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Brussard as of August 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	29	16	5
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$206,213	$19,166	$1,046
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® Large Cap Growth Index Fund ($13 (in millions) assets managed.

As of August 31, 2016, the dollar range of shares of Fidelity® Large Cap Growth Index Fund beneficially owned by Mr. Brussard was none.

The following information supplements similar information found in the "Management Contract" section under the heading "Sub-Adviser - Geode".

Fidelity® Large Cap Growth Index Fund is managed by Geode, a sub-adviser to the fund. Robert Regan is a portfolio manager of the fund and receives compensation for his services. As of December 31, 2016, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager’s compensation may be deferred based on criteria established by Geode.

The portfolio manager’s base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager’s bonus is the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager’s bonus is linked to Fidelity® Large Cap Growth Index Fund’s relative pre-tax investment performance measured against the Russell 1000® Growth Index. A subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager’s compensation plan can give rise to potential conflicts of interest. The manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing the fund’s investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Regan as of December 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	36	18	5
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$226,649	$21,193	$1,163
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® Large Cap Growth Index Fund ($159 (in millions) assets managed.

As of December 31, 2016, the dollar range of shares of Fidelity® Large Cap Growth Index Fund beneficially owned by Mr. Regan was none.

LC1B-17-01 1.9871027.102	February 10, 2017

Supplement to the
Fidelity® Large Cap Value Index Fund
Institutional Class and Institutional Premium Class
May 31, 2016
STATEMENT OF ADDITIONAL INFORMATION

Robert Regan serves as a portfolio manager of the fund.

Thomas Brussard, Jr. serves as assistant portfolio manager of the fund.

Effective July 1, 2016, the following information replaces similar information found in the "Management Contract" section under the heading "Management-Related Expenses".

FMR and the fund on behalf of its Institutional Class have entered into a 6 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Institutional Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Institutional Class to 0.06%. FMR and the fund on behalf of its Institutional Premium Class have entered into a 5 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Institutional Premium Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Institutional Premium Class to 0.05%. These Expense Contracts may not be amended to increase the fees or expenses payable by each class except by a vote of a majority of the Board of Trustees of the Trust. The fund may offer other share classes in the future that may be subject to higher or lower fees and expenses.

The following information supplements information found in the "Management Contract" section.

Fidelity® Large Cap Value Index Fund is managed by Geode, a sub-adviser to the fund. Robert Regan is a portfolio manager of the fund and receives compensation for his services. As of December 31, 2016, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager’s compensation may be deferred based on criteria established by Geode.

The portfolio manager’s base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager’s bonus is the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager’s bonus is linked to Fidelity® Large Cap Value Index Fund’s relative pre-tax investment performance measured against the Russell 1000® Value Index. A subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager’s compensation plan can give rise to potential conflicts of interest. The manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing the fund’s investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Regan as of December 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	36	18	5
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$226,649	$21,193	$1,163
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® Large Cap Value Index Fund ($224 (in millions) assets managed).

As of December 31, 2016, the dollar range of shares of Fidelity® Large Cap Value Index Fund beneficially owned by Mr. Regan was none.

Fidelity® Large Cap Value Index Fund is managed by Geode, a sub-adviser to the fund. Thomas Brussard, Jr. is an assistant portfolio manager of the fund and receives compensation for his services. As of August 31, 2016, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager’s compensation may be deferred based on criteria established by Geode.

The portfolio manager’s base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager’s bonus is the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager’s bonus is linked to Fidelity® Large Cap Value Index Fund’s relative pre-tax investment performance measured against the Russell 1000® Value Index. A subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager’s compensation plan can give rise to potential conflicts of interest. The manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing the fund’s investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Brussard as of August 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	29	16	5
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$206,213	$19,166	$1,046
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® Large Cap Value Index Fund ($22 (in millions) assets managed).

As of August 31, 2016, the dollar range of shares of Fidelity® Large Cap Value Index Fund beneficially owned by Mr. Brussard was none.

LC2-IB-17-01 1.9871030.102	February 10, 2017

Supplement to the
Fidelity® Large Cap Value Index Fund
Investor Class and Premium Class
May 31, 2016
STATEMENT OF ADDITIONAL INFORMATION

Robert Regan serves as a portfolio manager of the fund.

Thomas Brussard, Jr. serves as assistant portfolio manager of the fund.

Effective July 1, 2016, the following information replaces similar information found in the "Management Contract" section under the heading "Management-Related Expenses".

FMR and the fund on behalf of its Investor Class have entered into a 21 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Investor Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Investor Class to 0.21%. FMR and the fund on behalf of its Premium Class have entered into a 7 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Premium Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Premium Class to 0.07%. These Expense Contracts may not be amended to increase the fees or expenses payable by each class except by a vote of a majority of the Board of Trustees of the Trust. The fund may offer other share classes in the future that may be subject to higher or lower fees and expenses.

The following information supplements information found in the "Management Contract" section.

Fidelity® Large Cap Value Index Fund is managed by Geode, a sub-adviser to the fund. Robert Regan is a portfolio manager of the fund and receives compensation for his services. As of December 31, 2016, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager’s compensation may be deferred based on criteria established by Geode.

The portfolio manager’s base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager’s bonus is the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager’s bonus is linked to Fidelity® Large Cap Value Index Fund’s relative pre-tax investment performance measured against the Russell 1000® Value Index. A subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager’s compensation plan can give rise to potential conflicts of interest. The manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing the fund’s investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Regan as of December 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	36	18	5
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$226,649	$21,193	$1,163
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® Large Cap Value Index Fund ($224 (in millions) assets managed).

As of December 31, 2016, the dollar range of shares of Fidelity® Large Cap Value Index Fund beneficially owned by Mr. Regan was none.

Fidelity® Large Cap Value Index Fund is managed by Geode, a sub-adviser to the fund. Thomas Brussard, Jr. is an assistant portfolio manager of the fund and receives compensation for his services. As of August 31, 2016, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager’s compensation may be deferred based on criteria established by Geode.

The portfolio manager’s base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager’s bonus is the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager’s bonus is linked to Fidelity® Large Cap Value Index Fund’s relative pre-tax investment performance measured against the Russell 1000® Value Index. A subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager’s compensation plan can give rise to potential conflicts of interest. The manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing the fund’s investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Brussard as of August 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	29	16	5
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$206,213	$19,166	$1,046
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® Large Cap Value Index Fund ($22 (in millions) assets managed).

As of August 31, 2016, the dollar range of shares of Fidelity® Large Cap Value Index Fund beneficially owned by Mr. Brussard was none.

LC2B-17-01 1.9871029.102	February 10, 2017

Supplement to the
Fidelity® Series 1000 Value Index Fund
Class F
March 31, 2016
STATEMENT OF ADDITIONAL INFORMATION

Thomas Brussard, Jr. serves as an assistant portfolio manager of the fund.

Robert Regan, serves as a portfolio manager of the fund.

The following information supplements information found in the "Management Contract" section.

Fidelity® Series 1000 Value Index Fund is managed by Geode, a sub-adviser to the fund. Thomas Brussard, Jr. is an assistant portfolio manager of the fund and receives compensation for his services. As of August 31, 2016, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager’s compensation may be deferred based on criteria established by Geode.

The portfolio manager’s base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager’s bonus is the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager’s bonus is linked to Fidelity® Series 1000 Value Index Fund’s relative pre-tax investment performance measured against the Russell 1000® Value Index. A subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager’s compensation plan can give rise to potential conflicts of interest. The manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing the fund’s investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Brussard as of August 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	29	16	5
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$206,213	$19,166	$1,046
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® Series 1000 Value Index Fund ($2,470 (in millions) assets managed).

As of August 31, 2016, the dollar range of shares of Fidelity® Series 1000 Value Index Fund beneficially owned by Mr. Brussard was none.

Fidelity® Series 1000 Value Index Fund is managed by Geode, a sub-adviser to the fund. Robert Regan is a portfolio manager of the fund and receives compensation for his services. As of December 31, 2016, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager’s compensation may be deferred based on criteria established by Geode.

The portfolio manager’s base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager’s bonus is the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager’s bonus is linked to Fidelity® Series 1000 Value Index Fund’s relative pre-tax investment performance measured against the Russell 1000® Value Index. A subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager’s compensation plan can give rise to potential conflicts of interest. The manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing the fund’s investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Regan as of December 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	36	18	5
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$226,649	$21,193	$1,163
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® Series 1000 Value Index Fund ($3,629 (in millions) assets managed).

As of December 31, 2016, the dollar range of shares of Fidelity® Series 1000 Value Index Fund beneficially owned by Mr. Regan was none.

XS6-FB-17-01 1.9857686.104	February 10, 2017

Supplement to the
Fidelity® Series 1000 Value Index Fund
March 31, 2016
STATEMENT OF ADDITIONAL INFORMATION

Thomas Brussard, Jr. serves as an assistant portfolio manager of the fund.

Robert Regan, serves as a portfolio manager of the fund.

The following information supplements information found in the "Management Contract" section.

Fidelity® Series 1000 Value Index Fund is managed by Geode, a sub-adviser to the fund. Thomas Brussard, Jr. is an assistant portfolio manager of the fund and receives compensation for his services. As of August 31, 2016, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager’s compensation may be deferred based on criteria established by Geode.

The portfolio manager’s base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager’s bonus is the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager’s bonus is linked to Fidelity® Series 1000 Value Index Fund’s relative pre-tax investment performance measured against the Russell 1000® Value Index. A subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager’s compensation plan can give rise to potential conflicts of interest. The manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing the fund’s investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Brussard as of August 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	29	16	5
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$206,213	$19,166	$1,046
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® Series 1000 Value Index Fund ($2,470 (in millions) assets managed).

As of August 31, 2016, the dollar range of shares of Fidelity® Series 1000 Value Index Fund beneficially owned by Mr. Brussard was none.

Fidelity® Series 1000 Value Index Fund is managed by Geode, a sub-adviser to the fund. Robert Regan is a portfolio manager of the fund and receives compensation for his services. As of December 31, 2016, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager’s compensation may be deferred based on criteria established by Geode.

The portfolio manager’s base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager’s bonus is the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager’s bonus is linked to Fidelity® Series 1000 Value Index Fund’s relative pre-tax investment performance measured against the Russell 1000® Value Index. A subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager’s compensation plan can give rise to potential conflicts of interest. The manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing the fund’s investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Regan as of December 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	36	18	5
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$226,649	$21,193	$1,163
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® Series 1000 Value Index Fund ($3,629 (in millions) assets managed).

As of December 31, 2016, the dollar range of shares of Fidelity® Series 1000 Value Index Fund beneficially owned by Mr. Regan was none.

XS6B-17-01 1.9857687.104	February 10, 2017

Supplement to the
Fidelity® SAI International Index Fund
December 30, 2016
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements similar information found in the "Management Contract" section.

Fidelity® SAI International Index Fund is managed by Geode, a sub-adviser to the fund. Robert Regan is a portfolio manager of the fund and receives compensation for his services. As of December 31, 2016, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager’s compensation may be deferred based on criteria established by Geode.

The portfolio manager’s base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager’s bonus is the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager’s bonus is linked to Fidelity® SAI International Index Fund’s relative pre-tax investment performance measured against the MSCI EAFE Index. A subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager’s compensation plan can give rise to potential conflicts of interest. The manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing the fund’s investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Regan as of December 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	36	18	5
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$226,649	$21,193	$1,163
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® SAI International Index Fund ($2,016 (in millions) assets managed).

As of December 31, 2016, the dollar range of shares of Fidelity® SAI International Index Fund beneficially owned by Mr. Regan was none.

SV7B-17-01 1.9871329.102	February 10, 2017

Supplement to the
Fidelity® SAI Real Estate Index Fund
September 29, 2016
STATEMENT OF ADDITIONAL INFORMATION

Robert Regan serves as a portfolio manager of the fund.

The following information supplements information found in the "Management Contract" section.

Fidelity® SAI Real Estate Index Fund is managed by Geode, a sub-adviser to the fund. Robert Regan is a portfolio manager of the fund and receives compensation for his services. As of December 31, 2016, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager’s compensation may be deferred based on criteria established by Geode.

The portfolio manager’s base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager’s bonus is the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager’s bonus is linked to Fidelity® SAI Real Estate Index Fund’s relative pre-tax investment performance measured against the Dow Jones U.S. Select Real Estate Securities Index℠. A subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager’s compensation plan can give rise to potential conflicts of interest. The manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing the fund’s investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Regan as of December 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	36	18	5
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$226,649	$21,193	$1,163
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® SAI Real Estate Index Fund ($97 (in millions) assets managed).

As of December 31, 2016, the dollar range of shares of Fidelity® SAI Real Estate Index Fund beneficially owned by Mr. Regan was none.

SV8B-17-01 1.9871335.101	February 10, 2017

Supplement to the
Fidelity® SAI U.S. Large Cap Index Fund
September 29, 2016
STATEMENT OF ADDITIONAL INFORMATION

Robert Regan serves as a portfolio manager of the fund.

The following information supplements information found in the "Management Contract" section.

Fidelity® SAI U.S. Large Cap Index Fund is managed by Geode, a sub-adviser to the fund. Robert Regan is a portfolio manager of the fund and receives compensation for his services. As of December 31, 2016, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager’s compensation may be deferred based on criteria established by Geode.

The portfolio manager’s base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager’s bonus is the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager’s bonus is linked to Fidelity® SAI U.S. Large Cap Index Fund’s relative pre-tax investment performance measured against the S&P 500® Index. A subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager’s compensation plan can give rise to potential conflicts of interest. The manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing the fund’s investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Regan as of December 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	36	18	5
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$226,649	$21,193	$1,163
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® SAI U.S. Large Cap Index Fund ($4,646 (in millions) assets managed).

As of December 31, 2016, the dollar range of shares of Fidelity® SAI U.S. Large Cap Index Fund beneficially owned by Mr. Regan was none.

SV9B-17-01 1.9871338.101	February 10, 2017

Supplement to the
Fidelity® SAI U.S. Quality Index Fund
September 29, 2016
STATEMENT OF ADDITIONAL INFORMATION

Robert Regan serves as a portfolio manager of the fund.

The following information supplements similar information found in the "Management Contract" section.

Fidelity® SAI U.S. Quality Index Fund is managed by Geode, a sub-adviser to the fund. Robert Regan is a portfolio manager of the fund and receives compensation for his services. As of December 31, 2016, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager’s compensation may be deferred based on criteria established by Geode.

The portfolio manager’s base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager’s bonus is the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager’s bonus is linked to Fidelity® SAI U.S. Quality Index Fund’s relative pre-tax investment performance measured against the MSCI USA Quality Index. A subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager’s compensation plan can give rise to potential conflicts of interest. The manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing the fund’s investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Regan as of December 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	36	18	5
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$226,649	$21,193	$1,163
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® SAI U.S. Quality Index Fund ($4,177 (in millions) assets managed).

As of December 31, 2016, the dollar range of shares of Fidelity® SAI U.S. Quality Index Fund beneficially owned by Mr. Regan was none.

SV4B-17-01 1.9881343.100	February 10, 2017

Supplement to the
Fidelity® Mid Cap Index Fund (formerly Spartan® Mid Cap Index Fund) and Fidelity® Small Cap Index Fund (formerly Spartan® Small Cap Index Fund)
Institutional Class and Institutional Premium Class (formerly Fidelity Advantage® Institutional Class)
June 29, 2016
STATEMENT OF ADDITIONAL INFORMATION

Robert Regan serves as a portfolio manager of the fund.

Thomas Brussard, Jr. serves as assistant portfolio manager of the fund.

Effective July 1, 2016, the following information replaces similar information found in the “Management Contracts” section under the heading “Management-Related Expenses.”

FMR and Fidelity® Mid Cap Index Fund on behalf of its Institutional Class have entered into a 6 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Institutional Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Institutional Class to 0.06%. FMR and Fidelity® Mid Cap Index Fund on behalf of its Institutional Premium Class have entered into a 4 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Institutional Premium Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Institutional Premium Class to 0.04%. These Expense Contracts may not be amended to increase the fees or expenses payable by each class except by a vote of a majority of the Board of Trustees of the Trust. The fund may offer other share classes in the future that may be subject to higher or lower fees and expenses.

FMR and Fidelity® Small Cap Index Fund on behalf of its Institutional Class have entered into a 6 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Institutional Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Institutional Class to 0.06%. FMR and Fidelity® Small Cap Index Fund on behalf of its Institutional Premium Class have entered into a 4 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Institutional Premium Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Institutional Premium Class to 0.04%. These Expense Contracts may not be amended to increase the fees or expenses payable by each class except by a vote of a majority of the Board of Trustees of the Trust. The fund may offer other share classes in the future that may be subject to higher or lower fees and expenses.

Effective July 1, 2016, the following information replaces similar information found in the “Management Contracts” section under the heading “Management Fees.”

On July 1, 2016, FMR reduced the management fee rate paid by Fidelity® Mid Cap Index Fund from 0.12% to 0.04%. For the services of FMR under the management contract, Fidelity® Mid Cap Index Fund pays FMR a monthly management fee at the annual rate of 0.04% of the fund’s average net assets throughout the month. On July 1, 2016, FMR reduced the management fee rate paid by Fidelity® Small Cap Index Fund from 0.15% to 0.04%. For the services of FMR under the management contract, Fidelity® Small Cap Index Fund pays FMR a monthly management fee at the annual rate of 0.04% of the fund's average net assets throughout the month.

Effective July 1, 2016, the following information replaces similar information for Fidelity® Small Cap Index Fund found in the “Management Contracts” section under the heading “Sub-Adviser - Geode.”

On July 1, 2016, FMR reduced the sub-advisory fee rate paid to Geode from 0.045% to 0.040%. Under the terms of the sub-advisory agreement, for providing investment management services to Fidelity® Small Cap Index Fund, FMR, and not the fund, pays Geode fees at an annual rate of 0.040% of the average net assets of the fund.

The following information supplements information found in the "Management Contracts" section.

Fidelity® Mid Cap Index Fund and Fidelity® Small Cap Index Fund are managed by Geode, a sub-adviser to each fund. Robert Regan is a portfolio manager of each fund and receives compensation for his services. As of December 31, 2016, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager’s compensation may be deferred based on criteria established by Geode.

The portfolio manager’s base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager’s bonus is the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager’s bonus is linked to Fidelity® Mid Cap Index Fund’s relative pre-tax investment performance measured against the Russell Midcap® Index, and Fidelity® Small Cap Index Fund’s relative pre-tax investment performance measured against the Russell 2000® Index. A subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager’s compensation plan can give rise to potential conflicts of interest. The manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing each fund’s investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Regan as of December 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	36	18	5
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$226,649	$21,193	$1,163
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® Mid Cap Index Fund ($2,743 (in millions) assets managed) and Fidelity® Small Cap Index Fund ($2,429 (in millions) assets managed).

As of December 31, 2016, the dollar range of shares of Fidelity® Mid Cap Index Fund beneficially owned by Mr. Regan was none, and the dollar range of shares of Fidelity® Small Cap Index Fund beneficially owned by Mr. Regan was none.

Fidelity® Mid Cap Index Fund and Fidelity® Small Cap Index Fund are managed by Geode, a sub-adviser to each fund. Thomas Brussard, Jr. is an assistant portfolio manager of each fund and receives compensation for his services. As of August 31, 2016, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager’s compensation may be deferred based on criteria established by Geode.

The portfolio manager’s base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager’s bonus is the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager’s bonus is linked to Fidelity® Mid Cap Index Fund’s relative pre-tax investment performance measured against the Russell Midcap® Index, and Fidelity® Small Cap Index Fund’s relative pre-tax investment performance measured against the Russell 2000® Index. A subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager’s compensation plan can give rise to potential conflicts of interest. The manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing each fund’s investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Brussard as of August 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	29	16	5
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$206,213	$19,166	$1,046
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® Mid Cap Index Fund ($2,170 (in millions) assets managed) and Fidelity® Small Cap Index Fund ($1,835 (in millions) assets managed).

As of August 31, 2016, the dollar range of shares of Fidelity® Mid Cap Index Fund beneficially owned by Mr. Brussard was none, and the dollar range of shares of Fidelity® Small Cap Index Fund beneficially owned by Mr. Brussard was none.

MCX-I-SCX-IB-17-01 1.933398.110	February 10, 2017

Supplement to the
Fidelity® Mid Cap Index Fund (formerly Spartan® Mid Cap Index Fund) and Fidelity® Small Cap Index Fund (formerly Spartan® Small Cap Index Fund)
Investor Class and Premium Class (formerly Fidelity Advantage® Class)
June 29, 2016
STATEMENT OF ADDITIONAL INFORMATION

Robert Regan serves as a portfolio manager of the fund.

Thomas Brussard, Jr. serves as assistant portfolio manager of the fund.

Effective July 1, 2016, the following information replaces similar information found in the “Management Contracts” section under the heading “Management-Related Expenses.”

FMR and Fidelity® Mid Cap Index Fund on behalf of its Investor Class have entered into a 19 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Investor Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Investor Class to 0.19%. FMR and Fidelity® Mid Cap Index Fund on behalf of its Premium Class have entered into a 7 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Premium Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Premium Class to 0.07%. These Expense Contracts may not be amended to increase the fees or expenses payable by each class except by a vote of a majority of the Board of Trustees of the Trust. The fund may offer other share classes in the future that may be subject to higher or lower fees and expenses.

FMR and Fidelity® Small Cap Index Fund on behalf of its Investor Class have entered into a 19 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Investor Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Investor Class to 0.19%. FMR and Fidelity® Small Cap Index Fund on behalf of its Premium Class have entered into a 7 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Premium Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Premium Class to 0.07%. These Expense Contracts may not be amended to increase the fees or expenses payable by each class except by a vote of a majority of the Board of Trustees of the Trust. The fund may offer other share classes in the future that may be subject to higher or lower fees and expenses.

Effective July 1, 2016, the following information replaces similar information found in the “Management Contracts” section under the heading “Management Fees.”

On July 1, 2016, FMR reduced the management fee rate paid by Fidelity® Mid Cap Index Fund from 0.12% to 0.04%. For the services of FMR under the management contract, Fidelity® Mid Cap Index Fund pays FMR a monthly management fee at the annual rate of 0.04% of the fund’s average net assets throughout the month. On July 1, 2016, FMR reduced the management fee rate paid by Fidelity® Small Cap Index Fund from 0.15% to 0.04%. For the services of FMR under the management contract, Fidelity® Small Cap Index Fund pays FMR a monthly management fee at the annual rate of 0.04% of the fund's average net assets throughout the month.

Effective July 1, 2016, the following information replaces similar information for Fidelity® Small Cap Index Fund found in the “Management Contracts” section under the heading “Sub-Adviser - Geode.”

On July 1, 2016, FMR reduced the sub-advisory fee rate paid to Geode from 0.045% to 0.040%. Under the terms of the sub-advisory agreement, for providing investment management services to Fidelity® Small Cap Index Fund, FMR, and not the fund, pays Geode fees at an annual rate of 0.040% of the average net assets of the fund.

The following information supplements information found in the "Management Contracts" section.

Fidelity® Mid Cap Index Fund and Fidelity® Small Cap Index Fund are managed by Geode, a sub-adviser to each fund. Robert Regan is a portfolio manager of each fund and receives compensation for his services. As of December 31, 2016, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager’s compensation may be deferred based on criteria established by Geode.

The portfolio manager’s base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager’s bonus is the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager’s bonus is linked to Fidelity® Mid Cap Index Fund’s relative pre-tax investment performance measured against the Russell Midcap® Index, and Fidelity® Small Cap Index Fund’s relative pre-tax investment performance measured against the Russell 2000® Index. A subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager’s compensation plan can give rise to potential conflicts of interest. The manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing each fund’s investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Regan as of December 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	36	18	5
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$226,649	$21,193	$1,163
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® Mid Cap Index Fund ($2,743 (in millions) assets managed) and Fidelity® Small Cap Index Fund ($2,429 (in millions) assets managed).

As of December 31, 2016, the dollar range of shares of Fidelity® Mid Cap Index Fund beneficially owned by Mr. Regan was none, and the dollar range of shares of Fidelity® Small Cap Index Fund beneficially owned by Mr. Regan was none.

Fidelity® Mid Cap Index Fund and Fidelity® Small Cap Index Fund are managed by Geode, a sub-adviser to each fund. Thomas Brussard, Jr. is an assistant portfolio manager of each fund and receives compensation for his services. As of August 31, 2016, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager’s compensation may be deferred based on criteria established by Geode.

The portfolio manager’s base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager’s bonus is the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager’s bonus is linked to Fidelity® Mid Cap Index Fund’s relative pre-tax investment performance measured against the Russell Midcap® Index, and Fidelity® Small Cap Index Fund’s relative pre-tax investment performance measured against the Russell 2000® Index. A subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager’s compensation plan can give rise to potential conflicts of interest. The manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing each fund’s investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Brussard as of August 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	29	16	5
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$206,213	$19,166	$1,046
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® Mid Cap Index Fund ($2,170 (in millions) assets managed) and Fidelity® Small Cap Index Fund ($1,835 (in millions) assets managed).

As of August 31, 2016, the dollar range of shares of Fidelity® Mid Cap Index Fund beneficially owned by Mr. Brussard was none, and the dollar range of shares of Fidelity® Small Cap Index Fund beneficially owned by Mr. Brussard was none.

MCX-SCXB-17-01 1.933397.110	February 10, 2017

Supplement to the
Fidelity® Series Global ex U.S. Index Fund
December 30, 2016
STATEMENT OF ADDITIONAL INFORMATION

Robert Regan serves as a portfolio manager of the fund.

The following information supplements information found in the "Management Contracts" section.

Fidelity® Series Global ex U.S. Index Fund is managed by Geode, a sub-adviser to the fund. Robert Regan is a portfolio manager of the fund and receives compensation for his services. As of December 31, 2016, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager’s compensation may be deferred based on criteria established by Geode.

The portfolio manager’s base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager’s bonus is the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager’s bonus is linked to Fidelity® Series Global ex U.S. Index Fund’s relative pre-tax investment performance measured against the MSCI ACWI (All Country World Index) ex USA Index (net MA tax). A subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager’s compensation plan can give rise to potential conflicts of interest. The manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing the fund’s investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Regan as of December 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	36	18	5
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$226,649	$21,193	$1,163
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® Series Global ex U.S. Index Fund ($3,827 (in millions) assets managed).

As of December 31, 2016, the dollar range of shares of Fidelity® Series Global ex U.S. Index Fund beneficially owned by Mr. Regan was none.

SGXB-17-01 1.903402.113	February 10, 2017

Supplement to the
Fidelity® SAI Small-Mid Cap 500 Index Fund
September 29, 2016
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements similar information found in the "Management Contract" section.

Fidelity® SAI Small-Mid Cap 500 Index Fund is managed by Geode, a sub-adviser to the fund. Robert Regan is a portfolio manager of the fund and receives compensation for his services. As of December 31, 2016, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager’s compensation may be deferred based on criteria established by Geode.

The portfolio manager’s base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager’s bonus is the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager’s bonus is linked to Fidelity® SAI Small-Mid Cap 500 Index Fund’s relative pre-tax investment performance measured against the Russell SMID 500 Index. A subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager’s compensation plan can give rise to potential conflicts of interest. The manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing the fund’s investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Regan as of December 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	36	18	5
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$226,649	$21,193	$1,163
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® SAI Small-Mid Cap 500 Index Fund ($711 (in millions) assets managed.

As of December 31, 2016, the dollar range of shares of Fidelity® SAI Small-Mid Cap 500 Index Fund beneficially owned by Mr. Regan was none.

SV3B-17-01 1.9881344.100	February 10, 2017

Supplement to the
Fidelity® SAI U.S. Minimum Volatility Index Fund and Fidelity® SAI International Minimum Volatility Index Fund
December 30, 2016
STATEMENT OF ADDITIONAL INFORMATION

Robert Regan serves as portfolio manager of the funds.

The following information supplements information found in the "Management Contracts" section.

Fidelity® U.S. Minimum Volatility Index Fund and Fidelity® International Minimum Volatility Index Fund are managed by Geode, a sub-adviser to each fund. Robert Regan is a portfolio manager of each fund and receives compensation for his services. As of December 31, 2016, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager’s compensation may be deferred based on criteria established by Geode.

The portfolio manager’s base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager’s bonus is the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager’s bonus is linked to Fidelity® SAI U.S. Minimum Volatility Index Fund’s relative pre-tax investment performance measured against the MSCI USA Minimum Volatility (USD) Index, and Fidelity® SAI International Minimum Volatility Index Fund’s relative pre-tax investment performance measured against the MSCI ACWI (All Country World Index) ex USA Minimum Volatility (USD) Index. A subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager’s compensation plan can give rise to potential conflicts of interest. The manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing each fund’s investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Regan as of December 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	36	18	5
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$226,649	$21,193	$1,163
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® SAI U.S. Minimum Volatility Index Fund ($666 (in millions) assets managed) and Fidelity® SAI International Minimum Volatility Index Fund ($1,161 (in millions) assets managed).

As of December 31, 2016, the dollar range of shares of Fidelity® SAI U.S. Minimum Volatility Index Fund beneficially owned by Mr. Regan was none, and the dollar range of shares of Fidelity® SAI International Minimum Volatility Index Fund beneficially owned by Mr. Regan was none.

SV1-SV2B-17-01 1.9879587.101	February 10, 2017

Supplement to the
Fidelity® SAI Emerging Markets Index Fund
December 30, 2016
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements information found in the “Management Contract” section.

Fidelity® SAI Emerging Markets Index Fund is managed by Geode, a sub-adviser to the fund. Robert Regan is a portfolio manager of the fund and receives compensation for his services. As of December 31, 2016, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager’s compensation may be deferred based on criteria established by Geode.

The portfolio manager’s base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager’s bonus is the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager’s bonus is linked to Fidelity® SAI Emerging Markets Index Fund’s relative pre-tax investment performance measured against the MSCI Emerging Markets Index. A subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager’s compensation plan can give rise to potential conflicts of interest. The manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing the fund’s investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Regan as of December 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	36	18	5
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$226,649	$21,193	$1,163
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® SAI Emerging Markets Index Fund ($1,988 (in millions) assets managed).

As of December 31, 2016, the dollar range of shares of Fidelity® SAI Emerging Markets Index Fund beneficially owned by Mr. Regan was none.

SV6B-17-01 1.9871332.102	February 10, 2017

Supplement to the
Fidelity® Emerging Markets Index Fund and Fidelity® Global ex U.S. Index Fund
Institutional Class and Institutional Premium Class
December 30, 2016
STATEMENT OF ADDITIONAL INFORMATION

Robert Regan serves as portfolio manager of the funds.

The following information supplements information found in the "Management Contracts" section.

Fidelity® Emerging Markets Index Fund and Fidelity® Global ex U.S. Index Fund are managed by Geode, a sub-adviser to each fund. Robert Regan is a portfolio manager of each fund and receives compensation for his services. As of December 31, 2016, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager’s compensation may be deferred based on criteria established by Geode.

The portfolio manager’s base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager’s bonus is the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager’s bonus is linked to Fidelity® Emerging Markets Index Fund’s relative pre-tax investment performance measured against the FTSE® Emerging Index, and Fidelity® Global ex U.S. Index Fund’s relative pre-tax investment performance measured against the MSCI ACWI (All Country World Index) ex USA Index (net MA tax). A subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager’s compensation plan can give rise to potential conflicts of interest.The manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing each fund’s investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Regan as of December 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	36	18	5
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$226,649	$21,193	$1,163
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® Emerging Markets Index Fund ($768 (in millions) assets managed) and Fidelity® Global ex U.S. Index Fund ($1,864 (in millions) assets managed).

As of December 31, 2016, the dollar range of shares of Fidelity® Emerging Markets Index Fund beneficially owned by Mr. Regan was none, and the dollar range of shares of Fidelity® Global ex U.S. Index Fund beneficially owned by Mr. Regan was none.

EMX-I-GUX-IB-17-01 1.933395.109	February 10, 2017

Supplement to the
Fidelity® Emerging Markets Index Fund and Fidelity® Global ex U.S. Index Fund
Investor Class and Premium Class
December 30, 2016
STATEMENT OF ADDITIONAL INFORMATION

Robert Regan serves as portfolio manager of the funds.

The following information supplements similar information found in the "Management Contracts" section.

Fidelity® Emerging Markets Index Fund and Fidelity® Global ex U.S. Index Fund are managed by Geode, a sub-adviser to each fund. Robert Regan is a portfolio manager of each fund and receives compensation for his services. As of December 31, 2016, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager’s compensation may be deferred based on criteria established by Geode.

The portfolio manager’s base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager’s bonus is the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager’s bonus is linked to Fidelity® Emerging Markets Index Fund’s relative pre-tax investment performance measured against the FTSE® Emerging Index, and Fidelity® Global ex U.S. Index Fund’s relative pre-tax investment performance measured against the MSCI ACWI (All Country World Index) ex USA Index (net MA tax). A subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager’s compensation plan can give rise to potential conflicts of interest.The manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing each fund’s investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Regan as of December 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	36	18	5
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$226,649	$21,193	$1,163
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® Emerging Markets Index Fund ($768 (in millions) assets managed) and Fidelity® Global ex U.S. Index Fund ($1,864 (in millions) assets managed).

As of December 31, 2016, the dollar range of shares of Fidelity® Emerging Markets Index Fund beneficially owned by Mr. Regan was none, and the dollar range of shares of Fidelity® Global ex U.S. Index Fund beneficially owned by Mr. Regan was none.

EMX-GUXB-17-01 1.933396.109	February 10, 2017

Supplement to the
Fidelity® Total International Index Fund
Institutional Class and Institutional Premium Class
December 30, 2016
STATEMENT OF ADDITIONAL INFORMATION

Robert Regan serves as a portfolio manager of the fund.

The following information supplements information found in the "Management Contracts" section.

Fidelity® Total International Index Fund is managed by Geode, a sub-adviser to the fund. Robert Regan is a portfolio manager of the fund and receives compensation for his services. As of December 31, 2016, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager’s compensation may be deferred based on criteria established by Geode.

The portfolio manager’s base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager’s bonus is the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager’s bonus is linked to Fidelity® Total International Index Fund’s relative pre-tax investment performance measured against the MSCI ACWI (All Country World Index) ex USA IMI Index. A subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager’s compensation plan can give rise to potential conflicts of interest. The manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing the fund’s investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Regan as of December 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	36	18	5
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$226,649	$21,193	$1,163
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® Total International Index Fund ($124 (in millions) assets managed).

As of December 31, 2016, the dollar range of shares of Fidelity® Total International Index Fund beneficially owned by Mr. Regan was none.

TI1-IB-17-01 1.9871032.102	February 10, 2017

Supplement to the
Fidelity® Total International Index Fund
Investor Class and Premium Class
December 30, 2016
STATEMENT OF ADDITIONAL INFORMATION

Robert Regan serves as a portfolio manager of the fund.

The following information supplements information found in the "Management Contracts" section.

Fidelity® Total International Index Fund is managed by Geode, a sub-adviser to the fund. Robert Regan is a portfolio manager of the fund and receives compensation for his services. As of December 31, 2016, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager’s compensation may be deferred based on criteria established by Geode.

The portfolio manager’s base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager’s bonus is the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager’s bonus is linked to Fidelity® Total International Index Fund’s relative pre-tax investment performance measured against the MSCI ACWI (All Country World Index) ex USA IMI Index. A subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager’s compensation plan can give rise to potential conflicts of interest. The manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing the fund’s investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Regan as of December 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	36	18	5
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$226,649	$21,193	$1,163
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® Total International Index Fund ($124 (in millions) assets managed).

As of December 31, 2016, the dollar range of shares of Fidelity® Total International Index Fund beneficially owned by Mr. Regan was none.

TI1B-17-01 1.9871031.102	February 10, 2017